Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund IV
Entity Central Index Key	0000720318
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
VIP Materials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 74	0.75%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in diversified chemicals. Also hurting our result were picks and an overweight in commodity chemicals and stock choices and an underweight in construction materials.
•The biggest individual relative detractor was an overweight in Chemours (-44%). The stock was among our largest holdings this period. The second-biggest relative detractor was an overweight in Dow (-22%). The company was one of the fund's largest holdings this period. Another notable relative detractor was an underweight in Sherwin Williams (+10%). This period we decreased our investment in Sherwin Williams.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in diversified metals & mining. Stock picks in copper also boosted relative performance. Also contributing to our result were stock selection and an underweight in specialty chemicals.
•The top individual relative contributor was our non-index stake in First Quantum Minerals (+59%). The second-largest relative contributor was an underweight in Celanese (-55%). The stock was not held at period end. Another notable relative contributor was an overweight in AptarGroup (+29%). The stock was among the fund's biggest holdings at year-end.
•Notable changes in positioning include higher allocations to the paper & plastic packaging products & materials and construction materials industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,091 $10,187 $12,838 $9,802 $11,095 $13,476 $17,977 $16,195 $17,422 $16,979 MSCI U.S. IMI Materials 25-50 Index $10,000 $8,994 $10,930 $13,508 $11,169 $13,827 $16,529 $21,057 $18,599 $21,165 $21,280 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class -2.54% 8.88% 5.44% MSCI U.S. IMI Materials 25-50 Index 0.54% 9.01% 7.84% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,137,292
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 474,884
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$62,137,292
Number of Holdings	42
Total Advisory Fee	$474,884
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 56.4 Metals & Mining 21.3 Containers & Packaging 12.4 Construction Materials 9.2 Paper & Forest Products 0.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 88.8 Canada 3.7 Zambia 2.6 Brazil 2.4 Congo Democratic Republic Of 2.2 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Canada - 3.7 Zambia - 2.6 Brazil - 2.4 Congo Democratic Republic Of - 2.2 Germany - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 16.9 Ecolab Inc 8.4 Air Products and Chemicals Inc 6.3 Corteva Inc 4.1 International Paper Co 3.9 AptarGroup Inc 3.7 CRH PLC 3.2 Axalta Coating Systems Ltd 3.1 Martin Marietta Materials Inc 3.1 Vulcan Materials Co 2.9 55.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Communication Services Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communication Services Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 81	0.69%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 Index for the fiscal year, led by interactive media & services. An overweight in alternative carriers also boosted relative performance. Also bolstering our relative result were picks in interactive home entertainment.
•The top individual relative contributor was an overweight in Meta Platforms (+66%). We trimmed the position, but the company was among the fund's biggest holdings this period. A non-index stake in Sea gained about 159% and was a second notable relative contributor. This period we decreased our stake in Sea. Another notable relative contributor was an underweight in Comcast (-12%). We reduced our stake in Comcast this period.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in alternative carriers. An underweight in wireless telecommunication services also hampered the fund's result. Also hurting our result were stock picks in passenger ground transportation.
•The largest individual relative detractor was an overweight in Snap (-36%). The second-largest relative detractor was our stake in Charter Communications (-10%). This period we decreased our stake in Charter Communications. Another notable relative detractor was our stake in Trade Desk (-11%). This was a stake we established this period. The company was one of our largest holdings at period end.
•Notable changes in positioning include increased exposure to the interactive home entertainment industry and a lower allocation to cable & satellite.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,238 $12,562 $12,799 $12,109 $16,100 $21,799 $25,199 $15,580 $24,499 $32,803 MSCI U.S. IMI Communication Services 25-50 Index $10,000 $10,273 $12,579 $11,860 $11,255 $14,400 $18,578 $21,154 $12,959 $18,713 $24,899 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 33.89% 15.30% 12.61% MSCI U.S. IMI Communication Services 25-50 Index 33.06% 11.57% 9.55% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 237,361,314
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 1,373,959
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$237,361,314
Number of Holdings	38
Total Advisory Fee	$1,373,959
Portfolio Turnover	73%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 54.0 Entertainment 25.2 Media 6.8 Diversified Telecommunication Services 6.3 Broadline Retail 2.6 Semiconductors & Semiconductor Equipment 1.5 Software 1.2 Capital Markets 1.0 Automobiles 0.1 Common Stocks 98.6 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.5 Japan 0.7 Singapore 0.7 Taiwan 0.6 United Kingdom 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.5 Japan - 0.7 Singapore - 0.7 Taiwan - 0.6 United Kingdom - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Alphabet Inc Class A 25.0 Meta Platforms Inc Class A 24.2 Walt Disney Co/The 5.0 Netflix Inc 4.8 AT&T Inc 4.5 Trade Desk Inc (The) Class A 2.7 Amazon.com Inc 2.6 Warner Bros Discovery Inc 2.3 Take-Two Interactive Software Inc 2.3 ROBLOX Corp Class A 2.3 75.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Consumer Staples Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in personal care products and soft drinks & non-alcoholic beverages.
•The largest individual relative detractor this period was avoiding Costco Wholesale, an index component that gained approximately 40%. A second notable relative detractor was an underweight in Walmart (+74%). The stock was one of the fund's biggest holdings. Another notable relative detractor was an overweight in Estee Lauder (-48%). This period we increased our investment in Estee Lauder. The stock was among our largest holdings.
•In contrast, the primary contributor to performance versus the sector index was stock picking in soft drinks & non-alcoholic beverages. Stock selection in consumer staples merchandise retail and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Dollar General (-43%). The stock was not held at period end. The second-largest relative contributor was an underweight in PepsiCo (-8%). The stock was one of our largest holdings this period. Another notable relative contributor was an underweight in Dollar Tree (-47%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to distillers & vintners.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2023 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,863 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,027 S&P 500® Index $10,000 $10,896 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 5.29% 2.77% MSCI U.S. IMI Consumer Staples 25-50 Index 13.38% 9.76% S&P 500® Index 25.02% 25.15% A From August 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 235,079,081
Holdings Count | shares	31
Advisory Fees Paid, Amount	$ 1,557,931
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$235,079,081
Number of Holdings	31
Total Advisory Fee	$1,557,931
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 41.5 Household Products 17.7 Food Products 16.9 Consumer Staples Distribution & Retail 13.5 Personal Care Products 7.7 Tobacco 2.7 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 96.2 United Kingdom 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.2 United Kingdom - 3.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Procter & Gamble Co/The 13.9 Coca-Cola Co/The 13.1 Keurig Dr Pepper Inc 10.3 Walmart Inc 7.8 Constellation Brands Inc Class A 4.8 Estee Lauder Cos Inc/The Class A 4.4 Target Corp 3.9 JM Smucker Co 3.9 Monster Beverage Corp 3.7 Energizer Holdings Inc 3.5 69.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Real Estate Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially within the real estate services category. Security selection among health care REITs also boosted the fund's relative performance, as did an underweight in the timber industry.
•The top individual relative contributor was an overweight in CBRE (+41%), one of our biggest holdings. Outsized exposure to Ventas (+22%) helped as well. The company was one of our largest positions in 2024. An overweight in Equinix (+20%) further bolstered performance and was the fund's largest holding at period end.
•In contrast, the primary detractor from performance versus the real estate index was an overweight among industrial REITs. An underweight in the office segment also hampered the fund's result. Further detracting from our result were picks and an overweight in the single-family residential group.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained about 54%. Avoiding Simon Property Group, an index component that gained 27%, hurt as well. An overweight in Americold Realty Trust (-26%) also detracted. This period we decreased our position in Americold Realty Trust.
•Notable changes in positioning include increased exposure to the retail and real estate services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,349 $10,914 $11,326 $10,595 $13,026 $12,142 $16,834 $12,172 $13,498 $14,342 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $10,446 $11,140 $11,560 $11,072 $13,630 $11,714 $16,465 $12,164 $13,619 $14,307 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 6.25% 1.94% 3.67% MSCI US IMI Real Estate 25/50 Linked Index 5.05% 0.97% 3.65% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 357,298,750
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 2,164,560
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$357,298,750
Number of Holdings	33
Total Advisory Fee	$2,164,560
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.2 Residential REITs 14.1 Retail REITs 13.8 Industrial REITs 12.1 Real Estate Management & Development 10.3 Health Care REITs 10.0 Office REITs 1.9 Hotel & Resort REITs 1.6 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equinix Inc 9.8 Prologis Inc 8.1 American Tower Corp 7.0 CBRE Group Inc Class A 6.6 Ventas Inc 6.3 Public Storage Operating Co 3.9 Crown Castle Inc 3.8 Welltower Inc 3.7 CubeSmart 3.6 Sun Communities Inc 3.3 56.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Energy Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, industry positioning was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Stock selection and an overweight in oil & gas drilling also hampered the fund's result. Also hurting our result were stock picks in integrated oil & gas.
•The largest individual relative detractor this period was avoiding Williams Companies, an index component that gained roughly 62%. Not owning Kinder Morgan, an index component that gained roughly 64%, was the second-largest relative detractor. Another notable relative detractor was an overweight in Valaris (-35%).
•In contrast, the biggest contributor to performance versus the sector index was security selection in independent power producers & energy traders, a group not part of the index. Picks in oil & gas refining & marketing and oil & gas equipment & services also boosted the fund's relative performance.
•The fund's non-index stake in Vistra gained approximately 260% and was the top individual relative contributor. A non-index stake in Energy Transfer gained roughly 54% and was a second notable relative contributor. The company was one of the fund's biggest holdings at period end. An overweight in TechnipFMC (+45%) also helped. The company was among our largest holdings at period end.
•Notable changes in positioning include increased exposure to the oil & gas storage & transportation industry and a lower allocation to oil & gas equipment & services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $7,942 $10,618 $10,346 $7,795 $8,574 $5,761 $8,939 $14,582 $14,715 $15,333 MSCI U.S. IMI Energy 25-50 Index $10,000 $7,680 $9,950 $9,718 $7,794 $8,528 $5,711 $8,925 $14,558 $14,577 $15,549 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 4.20% 12.33% 4.37% MSCI U.S. IMI Energy 25-50 Index 6.67% 12.76% 4.51% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 456,406,141
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 3,088,735
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$456,406,141
Number of Holdings	38
Total Advisory Fee	$3,088,735
Portfolio Turnover	17%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 81.8 Energy Equipment & Services 14.0 Independent Power and Renewable Electricity Producers 2.7 Machinery 1.2 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 84.1 Canada 11.9 United Kingdom 3.6 Norway 0.2 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.1 Canada - 11.9 United Kingdom - 3.6 Norway - 0.2 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.0 Cheniere Energy Inc 5.6 Chevron Corp 5.4 Cenovus Energy Inc 5.3 Energy Transfer LP 5.3 Canadian Natural Resources Ltd 4.5 Schlumberger NV 4.3 Marathon Petroleum Corp 4.2 TechnipFMC PLC 3.5 Occidental Petroleum Corp 3.5 65.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Real Estate Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially within the real estate services category. Security selection among health care REITs also boosted the fund's relative performance, as did an underweight in the timber industry.
•The top individual relative contributor was an overweight in CBRE (+41%), one of our biggest holdings. Outsized exposure to Ventas (+22%) helped as well. The company was one of our largest positions in 2024. An overweight in Equinix (+20%) further bolstered performance and was the fund's largest holding at period end.
•In contrast, the primary detractor from performance versus the real estate index was an overweight among industrial REITs. An underweight in the office segment also hampered the fund's result. Further detracting from our result were picks and an overweight in the single-family residential group.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained about 54%. Avoiding Simon Property Group, an index component that gained 27%, hurt as well. An overweight in Americold Realty Trust (-26%) also detracted. This period we decreased our position in Americold Realty Trust.
•Notable changes in positioning include increased exposure to the retail and real estate services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,364 $10,949 $11,386 $10,665 $13,134 $12,266 $17,039 $12,339 $13,711 $14,588 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $10,446 $11,140 $11,560 $11,072 $13,630 $11,714 $16,465 $12,164 $13,619 $14,307 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 6.40% 2.12% 3.85% MSCI US IMI Real Estate 25/50 Linked Index 5.05% 0.97% 3.65% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 357,298,750
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 2,164,560
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$357,298,750
Number of Holdings	33
Total Advisory Fee	$2,164,560
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.2 Residential REITs 14.1 Retail REITs 13.8 Industrial REITs 12.1 Real Estate Management & Development 10.3 Health Care REITs 10.0 Office REITs 1.9 Hotel & Resort REITs 1.6 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equinix Inc 9.8 Prologis Inc 8.1 American Tower Corp 7.0 CBRE Group Inc Class A 6.6 Ventas Inc 6.3 Public Storage Operating Co 3.9 Crown Castle Inc 3.8 Welltower Inc 3.7 CubeSmart 3.6 Sun Communities Inc 3.3 56.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Health Care Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially within health care equipment. Stock selection in pharmaceuticals and managed health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+54%). The company was the fund's largest holding on average this period. The second-largest relative contributor was our non-index stake in Argenx (+61%). The stock was one of our largest holdings at period end. An overweight in Masimo (+41%) also contributed. The company was among the fund's largest holdings at period end.
•In contrast, the primary detractors from performance versus the sector index were stock picks and an overweight in health care services. Also hurting our result were stock choices in health care facilities and life sciences tools & services.
•The biggest individual relative detractor was an overweight in 10X Genomics (-74%). The second-largest relative detractor was our stake in agilon health (-84%). The stock was not held at period end. A non-index stake in Legend Biotech returned -46% and notably hurt. This period we increased our stake in Legend Biotech.
•Notable changes in positioning include decreased exposure to the health care services industry and a higher allocation to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $11,687 $14,174 $15,796 $13,803 $14,357 MSCI U.S. IMI Health Care 25-50 Index $10,000 $11,398 $13,481 $16,259 $15,376 $15,769 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 4.86% 5.19% 7.40% MSCI U.S. IMI Health Care 25-50 Index 2.75% 7.29% 8.79% S&P 500® Index 25.02% 14.53% 15.07% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,064,998,831
Holdings Count | shares	112
Advisory Fees Paid, Amount	$ 7,050,001
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,064,998,831
Number of Holdings	112
Total Advisory Fee	$7,050,001
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 30.3 Biotechnology 24.7 Health Care Providers & Services 20.7 Pharmaceuticals 10.9 Life Sciences Tools & Services 10.2 Health Care Technology 2.4 Financial Services 0.1 Common Stocks 97.6 Preferred Stocks 1.5 Preferred Securities 0.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 1.5 Preferred Securities - 0.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 91.5 Netherlands 3.6 Belgium 2.0 Denmark 1.4 Canada 0.9 United Kingdom 0.2 Germany 0.2 Israel 0.2 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 3.6 Belgium - 2.0 Denmark - 1.4 Canada - 0.9 United Kingdom - 0.2 Germany - 0.2 Israel - 0.2 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 11.2 Boston Scientific Corp 10.8 Eli Lilly & Co 5.9 Danaher Corp 5.5 Penumbra Inc 4.7 Insulet Corp 3.5 Stryker Corp 3.1 Masimo Corp 3.1 Argenx SE ADR 2.8 Thermo Fisher Scientific Inc 2.1 52.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Health Care Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially within health care equipment. Stock selection in pharmaceuticals and managed health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+54%). The company was the fund's largest holding on average this period. The second-largest relative contributor was our non-index stake in Argenx (+61%). The stock was one of our largest holdings at period end. An overweight in Masimo (+41%) also contributed. The company was among the fund's largest holdings at period end.
•In contrast, the primary detractors from performance versus the sector index were stock picks and an overweight in health care services. Also hurting our result were stock choices in health care facilities and life sciences tools & services.
•The biggest individual relative detractor was an overweight in 10X Genomics (-74%). The second-largest relative detractor was our stake in agilon health (-84%). The stock was not held at period end. A non-index stake in Legend Biotech returned -46% and notably hurt. This period we increased our stake in Legend Biotech.
•Notable changes in positioning include decreased exposure to the health care services industry and a higher allocation to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,637 $9,527 $11,913 $12,850 $16,495 $20,055 $22,408 $19,627 $20,463 $21,514 MSCI U.S. IMI Health Care 25-50 Index $10,000 $10,723 $10,374 $12,806 $13,525 $16,504 $19,521 $23,544 $22,265 $22,834 $23,463 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 5.14% 5.46% 7.96% MSCI U.S. IMI Health Care 25-50 Index 2.75% 7.29% 8.90% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,064,998,831
Holdings Count | shares	112
Advisory Fees Paid, Amount	$ 7,050,001
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,064,998,831
Number of Holdings	112
Total Advisory Fee	$7,050,001
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 30.3 Biotechnology 24.7 Health Care Providers & Services 20.7 Pharmaceuticals 10.9 Life Sciences Tools & Services 10.2 Health Care Technology 2.4 Financial Services 0.1 Common Stocks 97.6 Preferred Stocks 1.5 Preferred Securities 0.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 1.5 Preferred Securities - 0.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 91.5 Netherlands 3.6 Belgium 2.0 Denmark 1.4 Canada 0.9 United Kingdom 0.2 Germany 0.2 Israel 0.2 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 3.6 Belgium - 2.0 Denmark - 1.4 Canada - 0.9 United Kingdom - 0.2 Germany - 0.2 Israel - 0.2 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 11.2 Boston Scientific Corp 10.8 Eli Lilly & Co 5.9 Danaher Corp 5.5 Penumbra Inc 4.7 Insulet Corp 3.5 Stryker Corp 3.1 Masimo Corp 3.1 Argenx SE ADR 2.8 Thermo Fisher Scientific Inc 2.1 52.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Materials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 66	0.67%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in diversified chemicals. Also hurting our result were picks and an overweight in commodity chemicals and stock choices and an underweight in construction materials.
•The biggest individual relative detractor was an overweight in Chemours (-44%). The stock was among our largest holdings this period. The second-biggest relative detractor was an overweight in Dow (-22%). The company was one of the fund's largest holdings this period. Another notable relative detractor was an underweight in Sherwin Williams (+10%). This period we decreased our investment in Sherwin Williams.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in diversified metals & mining. Stock picks in copper also boosted relative performance. Also contributing to our result were stock selection and an underweight in specialty chemicals.
•The top individual relative contributor was our non-index stake in First Quantum Minerals (+59%). The second-largest relative contributor was an underweight in Celanese (-55%). The stock was not held at period end. Another notable relative contributor was an overweight in AptarGroup (+29%). The stock was among the fund's biggest holdings at year-end.
•Notable changes in positioning include higher allocations to the paper & plastic packaging products & materials and construction materials industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,099 $10,209 $12,871 $9,833 $11,150 $13,546 $18,074 $16,305 $17,544 $17,117 MSCI U.S. IMI Materials 25-50 Index $10,000 $8,994 $10,930 $13,508 $11,169 $13,827 $16,529 $21,057 $18,599 $21,165 $21,280 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class -2.44% 8.95% 5.52% MSCI U.S. IMI Materials 25-50 Index 0.54% 9.01% 7.84% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,137,292
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 474,884
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$62,137,292
Number of Holdings	42
Total Advisory Fee	$474,884
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 56.4 Metals & Mining 21.3 Containers & Packaging 12.4 Construction Materials 9.2 Paper & Forest Products 0.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 88.8 Canada 3.7 Zambia 2.6 Brazil 2.4 Congo Democratic Republic Of 2.2 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Canada - 3.7 Zambia - 2.6 Brazil - 2.4 Congo Democratic Republic Of - 2.2 Germany - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 16.9 Ecolab Inc 8.4 Air Products and Chemicals Inc 6.3 Corteva Inc 4.1 International Paper Co 3.9 AptarGroup Inc 3.7 CRH PLC 3.2 Axalta Coating Systems Ltd 3.1 Martin Marietta Materials Inc 3.1 Vulcan Materials Co 2.9 55.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Financials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 72	0.62%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the year, especially an overweight in diversified financial services. Stock picks among investment banking & brokerage firms and regional banks also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among our biggest holdings. Outsized exposure to Baldwin Insurance Group (+62%) also helped. Another notable relative contributor was a larger-than-index stake in LPL Financial Holdings (+57%). This was a position we established this period and one of our largest holdings at the end of 2024.
•In contrast, the biggest detractor from performance versus the sector index was security selection in asset management & custody banks. Also hurting our result was stock picking in the financial exchanges & data and property & casualty insurance industries.
•Not owning JPMorgan Chase, an index component that gained roughly 44%, was the largest individual relative detractor. Avoiding American Express, an index component that gained about 60%, also hurt. An outsized allocation to MarketAxess Holdings (-22%) further detracted. This period we increased our stake in MarketAxess Holdings.
•Notable changes in positioning include increased exposure to the consumer finance and diversified financial services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,631 $11,433 $13,863 $11,682 $15,693 $15,813 $21,061 $19,307 $22,151 $29,400 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $9,960 $12,424 $14,762 $12,734 $16,731 $16,480 $22,421 $19,913 $22,604 $29,433 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 32.73% 13.38% 11.39% MSCI U.S. IMI Financials 5% Capped Linked Index 30.21% 11.96% 11.40% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 295,521,247
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 1,447,937
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$295,521,247
Number of Holdings	68
Total Advisory Fee	$1,447,937
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 31.4 Financial Services 22.2 Capital Markets 20.5 Insurance 17.9 Consumer Finance 6.8 Professional Services 1.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.0 United Kingdom 3.6 Puerto Rico 1.5 Grand Cayman (UK Overseas Ter) 0.6 Mexico 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 United Kingdom - 3.6 Puerto Rico - 1.5 Grand Cayman (UK Overseas Ter) - 0.6 Mexico - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 8.8 Wells Fargo & Co 6.1 Bank of America Corp 5.0 Citigroup Inc 4.1 Reinsurance Group of America Inc 3.7 Apollo Global Management Inc 3.3 Visa Inc Class A 2.6 Morgan Stanley 2.4 LPL Financial Holdings Inc 2.3 Marsh & McLennan Cos Inc 2.2 40.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Utilities Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, sector and industry positioning was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by an overweight in independent power producers & energy traders. Security selection in electric utilities also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+262%). The stock was among our biggest holdings. The second-largest relative contributor was an overweight in Constellation Energy (+93%). The company was among the fund's biggest holdings. Another notable relative contributor was an overweight in Entergy (+55%). The company was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Stock picking and an overweight in renewable electricity also hampered the fund's result. Also detracting from our result was security selection in coal & consumable fuels.
•The largest individual relative detractor was our stake in NextEra Energy Partners (-28%). The stock was not held at period end. The second-largest relative detractor was an overweight in AES (-30%). This period we increased our stake in AES. An overweight in Eversource Energy (-2%) also hurt. The company was one of the fund's largest holdings this period.
•Notable changes in positioning include higher allocations to the independent power producers & energy traders and multi-utilities industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $8,920 $10,172 $11,986 $13,024 $16,037 $16,005 $18,775 $19,786 $19,564 $25,216 MSCI U.S. IMI Utilities 25-50 Index $10,000 $9,520 $11,197 $12,606 $13,178 $16,477 $16,356 $19,214 $19,452 $18,019 $22,199 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 28.89% 9.47% 9.69% MSCI U.S. IMI Utilities 25-50 Index 23.20% 6.14% 8.30% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 317,106,179
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 1,503,476
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$317,106,179
Number of Holdings	32
Total Advisory Fee	$1,503,476
Portfolio Turnover	77%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 61.3 Multi-Utilities 23.1 Independent Power and Renewable Electricity Producers 7.7 Gas Utilities 1.8 Electrical Equipment 1.3 Semiconductors & Semiconductor Equipment 0.3 Common Stocks 95.5 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 9.8 Duke Energy Corp 7.3 Sempra 6.8 Constellation Energy Corp 5.9 PG&E Corp 5.8 Vistra Corp 5.0 Entergy Corp 4.9 Public Service Enterprise Group Inc 4.3 Ameren Corp 4.3 Xcel Energy Inc 4.2 58.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Consumer Discretionary Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, led by choices in the footwear industry. Security selection in automobile manufacturers and the other specialty retail category also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Williams-Sonoma (+88%). A second notable relative contributor was an overweight in Dicks Sporting Goods (+58%). The stock was among our largest holdings. An overweight in Deckers Outdoor (+80%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in apparel, accessories & luxury goods. Stock picking and an overweight in automotive parts & equipment also hampered the fund's result. Also detracting from our result was an overweight in other specialty retail.
•The biggest individual relative detractor was our stake in Aptiv Irish Holdings (-35%). The stock was not held at period end. The second-largest relative detractor was our stake in lululemon athletica (-24%). This period we decreased our investment in lululemon athletica. Another notable relative detractor was our non-index stake in Dollar Tree (-48%).
•Notable changes in positioning include lower allocations to the apparel, accessories & luxury goods and footwear industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,471 $11,019 $13,461 $13,315 $16,936 $23,058 $27,533 $17,998 $25,555 $31,870 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $10,643 $11,358 $13,959 $13,862 $17,694 $26,241 $32,799 $21,278 $29,891 $37,208 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 24.71% 13.48% 12.29% MSCI U.S. IMI Consumer Discretionary 25-50 Index 24.48% 16.03% 14.04% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 259,189,638
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 1,473,697
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$259,189,638
Number of Holdings	58
Total Advisory Fee	$1,473,697
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 25.9 Specialty Retail 23.1 Automobiles 18.2 Hotels, Restaurants & Leisure 17.6 Textiles, Apparel & Luxury Goods 6.1 Household Durables 4.2 Automobile Components 2.8 Building Products 0.7 Consumer Staples Distribution & Retail 0.6 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 94.7 Bailiwick Of Jersey 2.0 Canada 1.8 Brazil 0.7 United Kingdom 0.4 Switzerland 0.2 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Bailiwick Of Jersey - 2.0 Canada - 1.8 Brazil - 0.7 United Kingdom - 0.4 Switzerland - 0.2 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.0 Tesla Inc 16.8 Home Depot Inc/The 4.4 Lowe's Cos Inc 4.0 TJX Cos Inc/The 2.5 Hilton Worldwide Holdings Inc 2.4 McDonald's Corp 2.3 Dick's Sporting Goods Inc 2.3 Booking Holdings Inc 2.2 Marriott International Inc/MD Class A1 1.9 62.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Consumer Discretionary Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, led by choices in the footwear industry. Security selection in automobile manufacturers and the other specialty retail category also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Williams-Sonoma (+88%). A second notable relative contributor was an overweight in Dicks Sporting Goods (+58%). The stock was among our largest holdings. An overweight in Deckers Outdoor (+80%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in apparel, accessories & luxury goods. Stock picking and an overweight in automotive parts & equipment also hampered the fund's result. Also detracting from our result was an overweight in other specialty retail.
•The biggest individual relative detractor was our stake in Aptiv Irish Holdings (-35%). The stock was not held at period end. The second-largest relative detractor was our stake in lululemon athletica (-24%). This period we decreased our investment in lululemon athletica. Another notable relative detractor was our non-index stake in Dollar Tree (-48%).
•Notable changes in positioning include lower allocations to the apparel, accessories & luxury goods and footwear industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2023 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $11,018 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $10,941 S&P 500® Index $10,000 $10,896 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 24.38% 25.69% MSCI U.S. IMI Consumer Discretionary 25-50 Index 24.48% 25.13% S&P 500® Index 25.02% 25.15% A From August 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 259,189,638
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 1,473,697
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$259,189,638
Number of Holdings	58
Total Advisory Fee	$1,473,697
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 25.9 Specialty Retail 23.1 Automobiles 18.2 Hotels, Restaurants & Leisure 17.6 Textiles, Apparel & Luxury Goods 6.1 Household Durables 4.2 Automobile Components 2.8 Building Products 0.7 Consumer Staples Distribution & Retail 0.6 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 94.7 Bailiwick Of Jersey 2.0 Canada 1.8 Brazil 0.7 United Kingdom 0.4 Switzerland 0.2 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Bailiwick Of Jersey - 2.0 Canada - 1.8 Brazil - 0.7 United Kingdom - 0.4 Switzerland - 0.2 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.0 Tesla Inc 16.8 Home Depot Inc/The 4.4 Lowe's Cos Inc 4.0 TJX Cos Inc/The 2.5 Hilton Worldwide Holdings Inc 2.4 McDonald's Corp 2.3 Dick's Sporting Goods Inc 2.3 Booking Holdings Inc 2.2 Marriott International Inc/MD Class A1 1.9 62.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Real Estate Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially within the real estate services category. Security selection among health care REITs also boosted the fund's relative performance, as did an underweight in the timber industry.
•The top individual relative contributor was an overweight in CBRE (+41%), one of our biggest holdings. Outsized exposure to Ventas (+22%) helped as well. The company was one of our largest positions in 2024. An overweight in Equinix (+20%) further bolstered performance and was the fund's largest holding at period end.
•In contrast, the primary detractor from performance versus the real estate index was an overweight among industrial REITs. An underweight in the office segment also hampered the fund's result. Further detracting from our result were picks and an overweight in the single-family residential group.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained about 54%. Avoiding Simon Property Group, an index component that gained 27%, hurt as well. An overweight in Americold Realty Trust (-26%) also detracted. This period we decreased our position in Americold Realty Trust.
•Notable changes in positioning include increased exposure to the retail and real estate services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,361 $10,945 $11,381 $10,663 $13,125 $12,258 $17,014 $12,321 $13,687 $14,559 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $10,446 $11,140 $11,560 $11,072 $13,630 $11,714 $16,465 $12,164 $13,619 $14,307 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 6.38% 2.10% 3.83% MSCI US IMI Real Estate 25/50 Linked Index 5.05% 0.97% 3.65% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 357,298,750
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 2,164,560
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$357,298,750
Number of Holdings	33
Total Advisory Fee	$2,164,560
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.2 Residential REITs 14.1 Retail REITs 13.8 Industrial REITs 12.1 Real Estate Management & Development 10.3 Health Care REITs 10.0 Office REITs 1.9 Hotel & Resort REITs 1.6 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equinix Inc 9.8 Prologis Inc 8.1 American Tower Corp 7.0 CBRE Group Inc Class A 6.6 Ventas Inc 6.3 Public Storage Operating Co 3.9 Crown Castle Inc 3.8 Welltower Inc 3.7 CubeSmart 3.6 Sun Communities Inc 3.3 56.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Consumer Discretionary Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, led by choices in the footwear industry. Security selection in automobile manufacturers and the other specialty retail category also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Williams-Sonoma (+88%). A second notable relative contributor was an overweight in Dicks Sporting Goods (+58%). The stock was among our largest holdings. An overweight in Deckers Outdoor (+80%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in apparel, accessories & luxury goods. Stock picking and an overweight in automotive parts & equipment also hampered the fund's result. Also detracting from our result was an overweight in other specialty retail.
•The biggest individual relative detractor was our stake in Aptiv Irish Holdings (-35%). The stock was not held at period end. The second-largest relative detractor was our stake in lululemon athletica (-24%). This period we decreased our investment in lululemon athletica. Another notable relative detractor was our non-index stake in Dollar Tree (-48%).
•Notable changes in positioning include lower allocations to the apparel, accessories & luxury goods and footwear industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,466 $11,002 $13,430 $13,274 $16,874 $22,948 $27,382 $17,880 $25,376 $31,617 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $10,643 $11,358 $13,959 $13,862 $17,694 $26,241 $32,799 $21,278 $29,891 $37,208 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 24.59% 13.38% 12.20% MSCI U.S. IMI Consumer Discretionary 25-50 Index 24.48% 16.03% 14.04% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 259,189,638
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 1,473,697
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$259,189,638
Number of Holdings	58
Total Advisory Fee	$1,473,697
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 25.9 Specialty Retail 23.1 Automobiles 18.2 Hotels, Restaurants & Leisure 17.6 Textiles, Apparel & Luxury Goods 6.1 Household Durables 4.2 Automobile Components 2.8 Building Products 0.7 Consumer Staples Distribution & Retail 0.6 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 94.7 Bailiwick Of Jersey 2.0 Canada 1.8 Brazil 0.7 United Kingdom 0.4 Switzerland 0.2 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Bailiwick Of Jersey - 2.0 Canada - 1.8 Brazil - 0.7 United Kingdom - 0.4 Switzerland - 0.2 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.0 Tesla Inc 16.8 Home Depot Inc/The 4.4 Lowe's Cos Inc 4.0 TJX Cos Inc/The 2.5 Hilton Worldwide Holdings Inc 2.4 McDonald's Corp 2.3 Dick's Sporting Goods Inc 2.3 Booking Holdings Inc 2.2 Marriott International Inc/MD Class A1 1.9 62.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Consumer Staples Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in personal care products and soft drinks & non-alcoholic beverages.
•The largest individual relative detractor this period was avoiding Costco Wholesale, an index component that gained approximately 40%. A second notable relative detractor was an underweight in Walmart (+74%). The stock was one of the fund's biggest holdings. Another notable relative detractor was an overweight in Estee Lauder (-48%). This period we increased our investment in Estee Lauder. The stock was among our largest holdings.
•In contrast, the primary contributor to performance versus the sector index was stock picking in soft drinks & non-alcoholic beverages. Stock selection in consumer staples merchandise retail and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Dollar General (-43%). The stock was not held at period end. The second-largest relative contributor was an underweight in PepsiCo (-8%). The stock was one of our largest holdings this period. Another notable relative contributor was an underweight in Dollar Tree (-47%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to distillers & vintners.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,946 $11,353 $13,018 $10,994 $14,448 $16,150 $18,450 $18,336 $18,912 $19,965 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,604 $11,282 $12,626 $11,660 $14,715 $16,339 $19,218 $18,896 $19,353 $21,943 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 5.57% 6.68% 7.16% MSCI U.S. IMI Consumer Staples 25-50 Index 13.38% 8.32% 8.18% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 235,079,081
Holdings Count | shares	31
Advisory Fees Paid, Amount	$ 1,557,931
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$235,079,081
Number of Holdings	31
Total Advisory Fee	$1,557,931
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 41.5 Household Products 17.7 Food Products 16.9 Consumer Staples Distribution & Retail 13.5 Personal Care Products 7.7 Tobacco 2.7 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 96.2 United Kingdom 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.2 United Kingdom - 3.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Procter & Gamble Co/The 13.9 Coca-Cola Co/The 13.1 Keurig Dr Pepper Inc 10.3 Walmart Inc 7.8 Constellation Brands Inc Class A 4.8 Estee Lauder Cos Inc/The Class A 4.4 Target Corp 3.9 JM Smucker Co 3.9 Monster Beverage Corp 3.7 Energizer Holdings Inc 3.5 69.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Industrials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the year, especially within industrial machinery & supplies & components. An overweight in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result were stock picking and an overweight in aerospace & defense.
•The top individual relative contributor was an overweight in Howmet Aerospace (+103%). The company was one of our largest holdings. A second notable relative contributor was an overweight in GE Vernova (+135%). This was a stake we established this period. The company was one of the fund's largest holdings at period end. Another notable relative contributor was an overweight in GE Aerospace (+65%). The company was the fund's biggest holding.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. Also hurting our result were an overweight in cargo ground transportation and an underweight in passenger airlines.
•The largest individual relative detractor was an overweight in Boeing (-31%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-7%). Another notable relative detractor this period was avoiding RTX, an index component that gained 41%.
•Notable changes in positioning include increased exposure to the heavy electrical equipment and trading companies & distributors industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,811 $11,368 $13,659 $11,594 $14,857 $16,687 $19,538 $17,526 $21,601 $26,707 MSCI U.S. IMI Industrials 25-50 Index $10,000 $9,645 $11,616 $14,125 $12,169 $15,854 $17,825 $21,537 $19,724 $24,157 $28,277 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 23.64% 12.44% 10.32% MSCI U.S. IMI Industrials 25-50 Index 17.05% 12.27% 10.95% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 239,293,073
Holdings Count | shares	54
Advisory Fees Paid, Amount	$ 1,346,907
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$239,293,073
Number of Holdings	54
Total Advisory Fee	$1,346,907
Portfolio Turnover	33%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 23.5 Machinery 21.6 Electrical Equipment 14.7 Building Products 10.9 Ground Transportation 10.7 Trading Companies & Distributors 7.0 Construction & Engineering 3.8 Professional Services 2.8 Commercial Services & Supplies 2.6 Others 1.4 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Aerospace 5.9 GE Vernova Inc 5.2 Howmet Aerospace Inc 5.0 Parker-Hannifin Corp 4.3 Boeing Co 4.2 Ingersoll Rand Inc 4.0 Trane Technologies PLC 4.0 TransDigm Group Inc 3.5 Eaton Corp PLC 3.5 Union Pacific Corp 3.5 43.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Technology Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 97	0.82%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection and industry positioning contributed to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the year, led by our choices in the semiconductors category. Stock picks in application software also boosted the fund's relative performance. Also contributing to our result was an underweight in technology hardware, storage & peripherals.
•The fund's top individual relative contributor was an overweight in Nvidia (+171%). Although we trimmed the position a bit this period, the company was the fund's biggest holding, on average, the past 12 months and at year-end. A second notable relative contributor was an overweight in Marvell Technology (+85%). The stock was one of our biggest holdings. Another notable relative contributor this period was avoiding Intel, an index component that returned about -60%.
•In contrast, the biggest detractor from performance versus the industry index was an overweight in internet services & infrastructure. Out-of-index exposure to passenger ground transportation also hampered the fund's result. Further detracting from our result were stock picking and an underweight in communications equipment.
•The largest individual relative detractor was an overweight in ON Semiconductor (-25%). The stock was among our largest holdings. The second-largest relative detractor was an underweight in Broadcom (+110%). This was an investment we established this period. A non-index stake in GlobalFoundries returned -29% and notably hurt. The company was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2023 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $11,245 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $11,516 S&P 500® Index $10,000 $10,896 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 35.26% 35.57% MSCI U.S. IMI Information Technology 25-50 Index 29.38% 33.55% S&P 500® Index 25.02% 25.15% A From August 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,905,464,976
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 15,690,980
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,905,464,976
Number of Holdings	95
Total Advisory Fee	$15,690,980
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 42.1 Software 21.7 Technology Hardware, Storage & Peripherals 19.8 IT Services 5.6 Communications Equipment 3.5 Broadline Retail 1.8 Ground Transportation 1.2 Electronic Equipment, Instruments & Components 1.1 Entertainment 0.8 Others 0.5 Common Stocks 96.8 Preferred Stocks 1.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 1.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 91.2 China 3.4 Canada 2.1 Taiwan 2.1 Netherlands 0.9 India 0.1 France 0.1 United Kingdom 0.1 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 China - 3.4 Canada - 2.1 Taiwan - 2.1 Netherlands - 0.9 India - 0.1 France - 0.1 United Kingdom - 0.1 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 21.4 Apple Inc 17.7 Microsoft Corp 9.5 Marvell Technology Inc 4.4 Servicenow Inc 3.7 Cisco Systems Inc 3.5 ON Semiconductor Corp 3.5 NXP Semiconductors NV 3.3 GlobalFoundries Inc 2.6 Salesforce Inc 2.4 72.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Technology Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection and industry positioning contributed to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the year, led by our choices in the semiconductors category. Stock picks in application software also boosted the fund's relative performance. Also contributing to our result was an underweight in technology hardware, storage & peripherals.
•The fund's top individual relative contributor was an overweight in Nvidia (+171%). Although we trimmed the position a bit this period, the company was the fund's biggest holding, on average, the past 12 months and at year-end. A second notable relative contributor was an overweight in Marvell Technology (+85%). The stock was one of our biggest holdings. Another notable relative contributor this period was avoiding Intel, an index component that returned about -60%.
•In contrast, the biggest detractor from performance versus the industry index was an overweight in internet services & infrastructure. Out-of-index exposure to passenger ground transportation also hampered the fund's result. Further detracting from our result were stock picking and an underweight in communications equipment.
•The largest individual relative detractor was an overweight in ON Semiconductor (-25%). The stock was among our largest holdings. The second-largest relative detractor was an underweight in Broadcom (+110%). This was an investment we established this period. A non-index stake in GlobalFoundries returned -29% and notably hurt. The company was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,608 $11,811 $17,796 $16,420 $24,838 $40,923 $52,408 $33,607 $53,147 $72,008 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $10,510 $11,965 $16,417 $16,394 $24,403 $35,676 $46,556 $32,786 $50,046 $64,750 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 35.49% 23.72% 21.83% MSCI U.S. IMI Information Technology 25-50 Index 29.38% 21.55% 20.54% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,905,464,976
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 15,690,980
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,905,464,976
Number of Holdings	95
Total Advisory Fee	$15,690,980
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 42.1 Software 21.7 Technology Hardware, Storage & Peripherals 19.8 IT Services 5.6 Communications Equipment 3.5 Broadline Retail 1.8 Ground Transportation 1.2 Electronic Equipment, Instruments & Components 1.1 Entertainment 0.8 Others 0.5 Common Stocks 96.8 Preferred Stocks 1.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 1.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 91.2 China 3.4 Canada 2.1 Taiwan 2.1 Netherlands 0.9 India 0.1 France 0.1 United Kingdom 0.1 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 China - 3.4 Canada - 2.1 Taiwan - 2.1 Netherlands - 0.9 India - 0.1 France - 0.1 United Kingdom - 0.1 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 21.4 Apple Inc 17.7 Microsoft Corp 9.5 Marvell Technology Inc 4.4 Servicenow Inc 3.7 Cisco Systems Inc 3.5 ON Semiconductor Corp 3.5 NXP Semiconductors NV 3.3 GlobalFoundries Inc 2.6 Salesforce Inc 2.4 72.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Consumer Staples Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in personal care products and soft drinks & non-alcoholic beverages.
•The largest individual relative detractor this period was avoiding Costco Wholesale, an index component that gained approximately 40%. A second notable relative detractor was an underweight in Walmart (+74%). The stock was one of the fund's biggest holdings. Another notable relative detractor was an overweight in Estee Lauder (-48%). This period we increased our investment in Estee Lauder. The stock was among our largest holdings.
•In contrast, the primary contributor to performance versus the sector index was stock picking in soft drinks & non-alcoholic beverages. Stock selection in consumer staples merchandise retail and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Dollar General (-43%). The stock was not held at period end. The second-largest relative contributor was an underweight in PepsiCo (-8%). The stock was one of our largest holdings this period. Another notable relative contributor was an underweight in Dollar Tree (-47%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to distillers & vintners.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,941 $11,342 $12,989 $10,965 $14,400 $16,085 $18,354 $18,227 $18,788 $19,813 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,604 $11,282 $12,626 $11,660 $14,715 $16,339 $19,218 $18,896 $19,353 $21,943 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 5.45% 6.59% 7.08% MSCI U.S. IMI Consumer Staples 25-50 Index 13.38% 8.32% 8.18% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 235,079,081
Holdings Count | shares	31
Advisory Fees Paid, Amount	$ 1,557,931
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$235,079,081
Number of Holdings	31
Total Advisory Fee	$1,557,931
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 41.5 Household Products 17.7 Food Products 16.9 Consumer Staples Distribution & Retail 13.5 Personal Care Products 7.7 Tobacco 2.7 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 96.2 United Kingdom 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.2 United Kingdom - 3.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Procter & Gamble Co/The 13.9 Coca-Cola Co/The 13.1 Keurig Dr Pepper Inc 10.3 Walmart Inc 7.8 Constellation Brands Inc Class A 4.8 Estee Lauder Cos Inc/The Class A 4.4 Target Corp 3.9 JM Smucker Co 3.9 Monster Beverage Corp 3.7 Energizer Holdings Inc 3.5 69.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Technology Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 68	0.58%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection and industry positioning contributed to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the year, led by our choices in the semiconductors category. Stock picks in application software also boosted the fund's relative performance. Also contributing to our result was an underweight in technology hardware, storage & peripherals.
•The fund's top individual relative contributor was an overweight in Nvidia (+171%). Although we trimmed the position a bit this period, the company was the fund's biggest holding, on average, the past 12 months and at year-end. A second notable relative contributor was an overweight in Marvell Technology (+85%). The stock was one of our biggest holdings. Another notable relative contributor this period was avoiding Intel, an index component that returned about -60%.
•In contrast, the biggest detractor from performance versus the industry index was an overweight in internet services & infrastructure. Out-of-index exposure to passenger ground transportation also hampered the fund's result. Further detracting from our result were stock picking and an underweight in communications equipment.
•The largest individual relative detractor was an overweight in ON Semiconductor (-25%). The stock was among our largest holdings. The second-largest relative detractor was an underweight in Broadcom (+110%). This was an investment we established this period. A non-index stake in GlobalFoundries returned -29% and notably hurt. The company was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,627 $11,835 $17,846 $16,486 $24,947 $41,149 $52,739 $33,829 $53,557 $72,618 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $10,510 $11,965 $16,417 $16,394 $24,403 $35,676 $46,556 $32,786 $50,046 $64,750 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 35.59% 23.82% 21.93% MSCI U.S. IMI Information Technology 25-50 Index 29.38% 21.55% 20.54% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,905,464,976
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 15,690,980
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,905,464,976
Number of Holdings	95
Total Advisory Fee	$15,690,980
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 42.1 Software 21.7 Technology Hardware, Storage & Peripherals 19.8 IT Services 5.6 Communications Equipment 3.5 Broadline Retail 1.8 Ground Transportation 1.2 Electronic Equipment, Instruments & Components 1.1 Entertainment 0.8 Others 0.5 Common Stocks 96.8 Preferred Stocks 1.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 1.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 91.2 China 3.4 Canada 2.1 Taiwan 2.1 Netherlands 0.9 India 0.1 France 0.1 United Kingdom 0.1 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 China - 3.4 Canada - 2.1 Taiwan - 2.1 Netherlands - 0.9 India - 0.1 France - 0.1 United Kingdom - 0.1 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 21.4 Apple Inc 17.7 Microsoft Corp 9.5 Marvell Technology Inc 4.4 Servicenow Inc 3.7 Cisco Systems Inc 3.5 ON Semiconductor Corp 3.5 NXP Semiconductors NV 3.3 GlobalFoundries Inc 2.6 Salesforce Inc 2.4 72.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Utilities Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, sector and industry positioning was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by an overweight in independent power producers & energy traders. Security selection in electric utilities also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+262%). The stock was among our biggest holdings. The second-largest relative contributor was an overweight in Constellation Energy (+93%). The company was among the fund's biggest holdings. Another notable relative contributor was an overweight in Entergy (+55%). The company was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Stock picking and an overweight in renewable electricity also hampered the fund's result. Also detracting from our result was security selection in coal & consumable fuels.
•The largest individual relative detractor was our stake in NextEra Energy Partners (-28%). The stock was not held at period end. The second-largest relative detractor was an overweight in AES (-30%). This period we increased our stake in AES. An overweight in Eversource Energy (-2%) also hurt. The company was one of the fund's largest holdings this period.
•Notable changes in positioning include higher allocations to the independent power producers & energy traders and multi-utilities industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $8,922 $10,186 $12,008 $13,067 $16,096 $16,077 $18,879 $19,912 $19,698 $25,410 MSCI U.S. IMI Utilities 25-50 Index $10,000 $9,520 $11,197 $12,606 $13,178 $16,477 $16,356 $19,214 $19,452 $18,019 $22,199 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 29.00% 9.56% 9.77% MSCI U.S. IMI Utilities 25-50 Index 23.20% 6.14% 8.30% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 317,106,179
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 1,503,476
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$317,106,179
Number of Holdings	32
Total Advisory Fee	$1,503,476
Portfolio Turnover	77%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 61.3 Multi-Utilities 23.1 Independent Power and Renewable Electricity Producers 7.7 Gas Utilities 1.8 Electrical Equipment 1.3 Semiconductors & Semiconductor Equipment 0.3 Common Stocks 95.5 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 9.8 Duke Energy Corp 7.3 Sempra 6.8 Constellation Energy Corp 5.9 PG&E Corp 5.8 Vistra Corp 5.0 Entergy Corp 4.9 Public Service Enterprise Group Inc 4.3 Ameren Corp 4.3 Xcel Energy Inc 4.2 58.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Industrials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the year, especially within industrial machinery & supplies & components. An overweight in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result were stock picking and an overweight in aerospace & defense.
•The top individual relative contributor was an overweight in Howmet Aerospace (+103%). The company was one of our largest holdings. A second notable relative contributor was an overweight in GE Vernova (+135%). This was a stake we established this period. The company was one of the fund's largest holdings at period end. Another notable relative contributor was an overweight in GE Aerospace (+65%). The company was the fund's biggest holding.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. Also hurting our result were an overweight in cargo ground transportation and an underweight in passenger airlines.
•The largest individual relative detractor was an overweight in Boeing (-31%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-7%). Another notable relative detractor this period was avoiding RTX, an index component that gained 41%.
•Notable changes in positioning include increased exposure to the heavy electrical equipment and trading companies & distributors industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,803 $11,346 $13,620 $11,558 $14,797 $16,601 $19,428 $17,404 $21,444 $26,491 MSCI U.S. IMI Industrials 25-50 Index $10,000 $9,645 $11,616 $14,125 $12,169 $15,854 $17,825 $21,537 $19,724 $24,157 $28,277 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 23.54% 12.35% 10.23% MSCI U.S. IMI Industrials 25-50 Index 17.05% 12.27% 10.95% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 239,293,073
Holdings Count | shares	54
Advisory Fees Paid, Amount	$ 1,346,907
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$239,293,073
Number of Holdings	54
Total Advisory Fee	$1,346,907
Portfolio Turnover	33%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 23.5 Machinery 21.6 Electrical Equipment 14.7 Building Products 10.9 Ground Transportation 10.7 Trading Companies & Distributors 7.0 Construction & Engineering 3.8 Professional Services 2.8 Commercial Services & Supplies 2.6 Others 1.4 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Aerospace 5.9 GE Vernova Inc 5.2 Howmet Aerospace Inc 5.0 Parker-Hannifin Corp 4.3 Boeing Co 4.2 Ingersoll Rand Inc 4.0 Trane Technologies PLC 4.0 TransDigm Group Inc 3.5 Eaton Corp PLC 3.5 Union Pacific Corp 3.5 43.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Communication Services Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communication Services Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 71	0.61%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 Index for the fiscal year, led by interactive media & services. An overweight in alternative carriers also boosted relative performance. Also bolstering our relative result were picks in interactive home entertainment.
•The top individual relative contributor was an overweight in Meta Platforms (+66%). We trimmed the position, but the company was among the fund's biggest holdings this period. A non-index stake in Sea gained about 159% and was a second notable relative contributor. This period we decreased our stake in Sea. Another notable relative contributor was an underweight in Comcast (-12%). We reduced our stake in Comcast this period.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in alternative carriers. An underweight in wireless telecommunication services also hampered the fund's result. Also hurting our result were stock picks in passenger ground transportation.
•The largest individual relative detractor was an overweight in Snap (-36%). The second-largest relative detractor was our stake in Charter Communications (-10%). This period we decreased our stake in Charter Communications. Another notable relative detractor was our stake in Trade Desk (-11%). This was a stake we established this period. The company was one of our largest holdings at period end.
•Notable changes in positioning include increased exposure to the interactive home entertainment industry and a lower allocation to cable & satellite.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,234 $12,568 $12,826 $12,138 $16,142 $21,888 $25,313 $15,660 $24,648 $33,037 MSCI U.S. IMI Communication Services 25-50 Index $10,000 $10,273 $12,579 $11,860 $11,255 $14,400 $18,578 $21,154 $12,959 $18,713 $24,899 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 34.04% 15.40% 12.69% MSCI U.S. IMI Communication Services 25-50 Index 33.06% 11.57% 9.55% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 237,361,314
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 1,373,959
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$237,361,314
Number of Holdings	38
Total Advisory Fee	$1,373,959
Portfolio Turnover	73%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 54.0 Entertainment 25.2 Media 6.8 Diversified Telecommunication Services 6.3 Broadline Retail 2.6 Semiconductors & Semiconductor Equipment 1.5 Software 1.2 Capital Markets 1.0 Automobiles 0.1 Common Stocks 98.6 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.5 Japan 0.7 Singapore 0.7 Taiwan 0.6 United Kingdom 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.5 Japan - 0.7 Singapore - 0.7 Taiwan - 0.6 United Kingdom - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Alphabet Inc Class A 25.0 Meta Platforms Inc Class A 24.2 Walt Disney Co/The 5.0 Netflix Inc 4.8 AT&T Inc 4.5 Trade Desk Inc (The) Class A 2.7 Amazon.com Inc 2.6 Warner Bros Discovery Inc 2.3 Take-Two Interactive Software Inc 2.3 ROBLOX Corp Class A 2.3 75.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Energy Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, industry positioning was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Stock selection and an overweight in oil & gas drilling also hampered the fund's result. Also hurting our result were stock picks in integrated oil & gas.
•The largest individual relative detractor this period was avoiding Williams Companies, an index component that gained roughly 62%. Not owning Kinder Morgan, an index component that gained roughly 64%, was the second-largest relative detractor. Another notable relative detractor was an overweight in Valaris (-35%).
•In contrast, the biggest contributor to performance versus the sector index was security selection in independent power producers & energy traders, a group not part of the index. Picks in oil & gas refining & marketing and oil & gas equipment & services also boosted the fund's relative performance.
•The fund's non-index stake in Vistra gained approximately 260% and was the top individual relative contributor. A non-index stake in Energy Transfer gained roughly 54% and was a second notable relative contributor. The company was one of the fund's biggest holdings at period end. An overweight in TechnipFMC (+45%) also helped. The company was among our largest holdings at period end.
•Notable changes in positioning include increased exposure to the oil & gas storage & transportation industry and a lower allocation to oil & gas equipment & services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $7,946 $10,635 $10,371 $7,822 $8,611 $5,789 $8,994 $14,676 $14,821 $15,458 MSCI U.S. IMI Energy 25-50 Index $10,000 $7,680 $9,950 $9,718 $7,794 $8,528 $5,711 $8,925 $14,558 $14,577 $15,549 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 4.30% 12.41% 4.45% MSCI U.S. IMI Energy 25-50 Index 6.67% 12.76% 4.51% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 456,406,141
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 3,088,735
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$456,406,141
Number of Holdings	38
Total Advisory Fee	$3,088,735
Portfolio Turnover	17%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 81.8 Energy Equipment & Services 14.0 Independent Power and Renewable Electricity Producers 2.7 Machinery 1.2 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 84.1 Canada 11.9 United Kingdom 3.6 Norway 0.2 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.1 Canada - 11.9 United Kingdom - 3.6 Norway - 0.2 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.0 Cheniere Energy Inc 5.6 Chevron Corp 5.4 Cenovus Energy Inc 5.3 Energy Transfer LP 5.3 Canadian Natural Resources Ltd 4.5 Schlumberger NV 4.3 Marathon Petroleum Corp 4.2 TechnipFMC PLC 3.5 Occidental Petroleum Corp 3.5 65.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Financials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 81	0.69%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the year, especially an overweight in diversified financial services. Stock picks among investment banking & brokerage firms and regional banks also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among our biggest holdings. Outsized exposure to Baldwin Insurance Group (+62%) also helped. Another notable relative contributor was a larger-than-index stake in LPL Financial Holdings (+57%). This was a position we established this period and one of our largest holdings at the end of 2024.
•In contrast, the biggest detractor from performance versus the sector index was security selection in asset management & custody banks. Also hurting our result was stock picking in the financial exchanges & data and property & casualty insurance industries.
•Not owning JPMorgan Chase, an index component that gained roughly 44%, was the largest individual relative detractor. Avoiding American Express, an index component that gained about 60%, also hurt. An outsized allocation to MarketAxess Holdings (-22%) further detracted. This period we increased our stake in MarketAxess Holdings.
•Notable changes in positioning include increased exposure to the consumer finance and diversified financial services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,632 $11,415 $13,832 $11,644 $15,636 $15,735 $20,949 $19,194 $21,991 $29,191 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $9,960 $12,424 $14,762 $12,734 $16,731 $16,480 $22,421 $19,913 $22,604 $29,433 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 32.74% 13.30% 11.31% MSCI U.S. IMI Financials 5% Capped Linked Index 30.21% 11.96% 11.40% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 295,521,247
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 1,447,937
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$295,521,247
Number of Holdings	68
Total Advisory Fee	$1,447,937
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 31.4 Financial Services 22.2 Capital Markets 20.5 Insurance 17.9 Consumer Finance 6.8 Professional Services 1.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.0 United Kingdom 3.6 Puerto Rico 1.5 Grand Cayman (UK Overseas Ter) 0.6 Mexico 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 United Kingdom - 3.6 Puerto Rico - 1.5 Grand Cayman (UK Overseas Ter) - 0.6 Mexico - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 8.8 Wells Fargo & Co 6.1 Bank of America Corp 5.0 Citigroup Inc 4.1 Reinsurance Group of America Inc 3.7 Apollo Global Management Inc 3.3 Visa Inc Class A 2.6 Morgan Stanley 2.4 LPL Financial Holdings Inc 2.3 Marsh & McLennan Cos Inc 2.2 40.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Health Care Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially within health care equipment. Stock selection in pharmaceuticals and managed health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+54%). The company was the fund's largest holding on average this period. The second-largest relative contributor was our non-index stake in Argenx (+61%). The stock was one of our largest holdings at period end. An overweight in Masimo (+41%) also contributed. The company was among the fund's largest holdings at period end.
•In contrast, the primary detractors from performance versus the sector index were stock picks and an overweight in health care services. Also hurting our result were stock choices in health care facilities and life sciences tools & services.
•The biggest individual relative detractor was an overweight in 10X Genomics (-74%). The second-largest relative detractor was our stake in agilon health (-84%). The stock was not held at period end. A non-index stake in Legend Biotech returned -46% and notably hurt. This period we increased our stake in Legend Biotech.
•Notable changes in positioning include decreased exposure to the health care services industry and a higher allocation to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,629 $9,512 $11,887 $12,805 $16,428 $19,958 $22,284 $19,500 $20,323 $21,350 MSCI U.S. IMI Health Care 25-50 Index $10,000 $10,723 $10,374 $12,806 $13,525 $16,504 $19,521 $23,544 $22,265 $22,834 $23,463 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 5.05% 5.38% 7.88% MSCI U.S. IMI Health Care 25-50 Index 2.75% 7.29% 8.90% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,064,998,831
Holdings Count | shares	112
Advisory Fees Paid, Amount	$ 7,050,001
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,064,998,831
Number of Holdings	112
Total Advisory Fee	$7,050,001
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 30.3 Biotechnology 24.7 Health Care Providers & Services 20.7 Pharmaceuticals 10.9 Life Sciences Tools & Services 10.2 Health Care Technology 2.4 Financial Services 0.1 Common Stocks 97.6 Preferred Stocks 1.5 Preferred Securities 0.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 1.5 Preferred Securities - 0.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 91.5 Netherlands 3.6 Belgium 2.0 Denmark 1.4 Canada 0.9 United Kingdom 0.2 Germany 0.2 Israel 0.2 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 3.6 Belgium - 2.0 Denmark - 1.4 Canada - 0.9 United Kingdom - 0.2 Germany - 0.2 Israel - 0.2 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 11.2 Boston Scientific Corp 10.8 Eli Lilly & Co 5.9 Danaher Corp 5.5 Penumbra Inc 4.7 Insulet Corp 3.5 Stryker Corp 3.1 Masimo Corp 3.1 Argenx SE ADR 2.8 Thermo Fisher Scientific Inc 2.1 52.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Energy Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, industry positioning was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Stock selection and an overweight in oil & gas drilling also hampered the fund's result. Also hurting our result were stock picks in integrated oil & gas.
•The largest individual relative detractor this period was avoiding Williams Companies, an index component that gained roughly 62%. Not owning Kinder Morgan, an index component that gained roughly 64%, was the second-largest relative detractor. Another notable relative detractor was an overweight in Valaris (-35%).
•In contrast, the biggest contributor to performance versus the sector index was security selection in independent power producers & energy traders, a group not part of the index. Picks in oil & gas refining & marketing and oil & gas equipment & services also boosted the fund's relative performance.
•The fund's non-index stake in Vistra gained approximately 260% and was the top individual relative contributor. A non-index stake in Energy Transfer gained roughly 54% and was a second notable relative contributor. The company was one of the fund's biggest holdings at period end. An overweight in TechnipFMC (+45%) also helped. The company was among our largest holdings at period end.
•Notable changes in positioning include increased exposure to the oil & gas storage & transportation industry and a lower allocation to oil & gas equipment & services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $7,925 $10,581 $10,287 $7,739 $8,499 $5,705 $8,833 $14,385 $14,486 $15,069 MSCI U.S. IMI Energy 25-50 Index $10,000 $7,680 $9,950 $9,718 $7,794 $8,528 $5,711 $8,925 $14,558 $14,577 $15,549 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 4.02% 12.13% 4.19% MSCI U.S. IMI Energy 25-50 Index 6.67% 12.76% 4.51% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 456,406,141
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 3,088,735
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$456,406,141
Number of Holdings	38
Total Advisory Fee	$3,088,735
Portfolio Turnover	17%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 81.8 Energy Equipment & Services 14.0 Independent Power and Renewable Electricity Producers 2.7 Machinery 1.2 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 84.1 Canada 11.9 United Kingdom 3.6 Norway 0.2 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.1 Canada - 11.9 United Kingdom - 3.6 Norway - 0.2 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.0 Cheniere Energy Inc 5.6 Chevron Corp 5.4 Cenovus Energy Inc 5.3 Energy Transfer LP 5.3 Canadian Natural Resources Ltd 4.5 Schlumberger NV 4.3 Marathon Petroleum Corp 4.2 TechnipFMC PLC 3.5 Occidental Petroleum Corp 3.5 65.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Real Estate Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially within the real estate services category. Security selection among health care REITs also boosted the fund's relative performance, as did an underweight in the timber industry.
•The top individual relative contributor was an overweight in CBRE (+41%), one of our biggest holdings. Outsized exposure to Ventas (+22%) helped as well. The company was one of our largest positions in 2024. An overweight in Equinix (+20%) further bolstered performance and was the fund's largest holding at period end.
•In contrast, the primary detractor from performance versus the real estate index was an overweight among industrial REITs. An underweight in the office segment also hampered the fund's result. Further detracting from our result were picks and an overweight in the single-family residential group.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained about 54%. Avoiding Simon Property Group, an index component that gained 27%, hurt as well. An overweight in Americold Realty Trust (-26%) also detracted. This period we decreased our position in Americold Realty Trust.
•Notable changes in positioning include increased exposure to the retail and real estate services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,371 $10,967 $11,413 $10,703 $13,188 $12,325 $17,130 $12,418 $13,807 $14,708 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $10,446 $11,140 $11,560 $11,072 $13,630 $11,714 $16,465 $12,164 $13,619 $14,307 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 6.52% 2.20% 3.93% MSCI US IMI Real Estate 25/50 Linked Index 5.05% 0.97% 3.65% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 357,298,750
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 2,164,560
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$357,298,750
Number of Holdings	33
Total Advisory Fee	$2,164,560
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.2 Residential REITs 14.1 Retail REITs 13.8 Industrial REITs 12.1 Real Estate Management & Development 10.3 Health Care REITs 10.0 Office REITs 1.9 Hotel & Resort REITs 1.6 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equinix Inc 9.8 Prologis Inc 8.1 American Tower Corp 7.0 CBRE Group Inc Class A 6.6 Ventas Inc 6.3 Public Storage Operating Co 3.9 Crown Castle Inc 3.8 Welltower Inc 3.7 CubeSmart 3.6 Sun Communities Inc 3.3 56.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Financials Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 100	0.86%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the year, especially an overweight in diversified financial services. Stock picks among investment banking & brokerage firms and regional banks also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among our biggest holdings. Outsized exposure to Baldwin Insurance Group (+62%) also helped. Another notable relative contributor was a larger-than-index stake in LPL Financial Holdings (+57%). This was a position we established this period and one of our largest holdings at the end of 2024.
•In contrast, the biggest detractor from performance versus the sector index was security selection in asset management & custody banks. Also hurting our result was stock picking in the financial exchanges & data and property & casualty insurance industries.
•Not owning JPMorgan Chase, an index component that gained roughly 44%, was the largest individual relative detractor. Avoiding American Express, an index component that gained about 60%, also hurt. An outsized allocation to MarketAxess Holdings (-22%) further detracted. This period we increased our stake in MarketAxess Holdings.
•Notable changes in positioning include increased exposure to the consumer finance and diversified financial services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2023 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $11,469 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $11,375 S&P 500® Index $10,000 $10,896 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 32.46% 35.45% MSCI U.S. IMI Financials 5% Capped Linked Index 30.21% 32.98% S&P 500® Index 25.02% 25.15% A From August 16, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 295,521,247
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 1,447,937
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$295,521,247
Number of Holdings	68
Total Advisory Fee	$1,447,937
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 31.4 Financial Services 22.2 Capital Markets 20.5 Insurance 17.9 Consumer Finance 6.8 Professional Services 1.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.0 United Kingdom 3.6 Puerto Rico 1.5 Grand Cayman (UK Overseas Ter) 0.6 Mexico 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 United Kingdom - 3.6 Puerto Rico - 1.5 Grand Cayman (UK Overseas Ter) - 0.6 Mexico - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 8.8 Wells Fargo & Co 6.1 Bank of America Corp 5.0 Citigroup Inc 4.1 Reinsurance Group of America Inc 3.7 Apollo Global Management Inc 3.3 Visa Inc Class A 2.6 Morgan Stanley 2.4 LPL Financial Holdings Inc 2.3 Marsh & McLennan Cos Inc 2.2 40.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec